Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000238735 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238735 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238735 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238735 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238735 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238735 [Member] | HD Hyundai Marine Solution Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238735 [Member] | Coupang Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238735 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238735 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238735 [Member] | Piraeus Financial Holdings SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238735 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238735 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238735 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238735 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238735 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000238735 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238735 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238735 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238735 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000238735 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000238735 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238735 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000238735 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000238735 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238735 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238735 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238735 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238735 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000238735 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238735 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000238735 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000238736 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238736 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238736 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238736 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238736 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238736 [Member] | HD Hyundai Marine Solution Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238736 [Member] | Coupang Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238736 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238736 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238736 [Member] | Piraeus Financial Holdings SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238736 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238736 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238736 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238736 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238736 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000238736 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238736 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238736 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238736 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000238736 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000238736 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238736 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000238736 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000238736 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238736 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238736 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238736 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238736 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000238736 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238736 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000238736 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237216 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237216 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237216 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237216 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237216 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237216 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237216 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237216 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237216 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237216 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000237216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000237216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237216 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000237216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237216 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000237216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000237216 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237216 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000237216 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000237215 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237215 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237215 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237215 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237215 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237215 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237215 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237215 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237215 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237215 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000237215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000237215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237215 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000237215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237215 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000237215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000237215 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237215 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000237215 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000255791 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255791 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255791 [Member] | Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255791 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255791 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255791 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255791 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255791 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255791 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255791 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000255791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000255791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000255791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000255791 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000255791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000255791 [Member] | Bank Deposit Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000255791 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000255791 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000220167 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220167 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000220167 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220167 [Member] | Brookfield Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220167 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220167 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220167 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220167 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220167 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220167 [Member] | Haleon PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220167 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000220167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220167 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000220167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220167 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220167 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220167 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000220167 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220167 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220167 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000220167 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220167 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220167 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220167 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220168 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220168 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000220168 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220168 [Member] | Brookfield Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220168 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220168 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220168 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220168 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220168 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220168 [Member] | Haleon PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220168 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220168 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220168 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220168 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000220168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220168 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220168 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000220168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220168 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220168 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220168 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000220168 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220168 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220168 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000220168 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220168 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220168 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220168 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225977 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225977 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225977 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225977 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225977 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225977 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225977 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225977 [Member] | UCB S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225977 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225977 [Member] | Monday com Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000225977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000225977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225977 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000225977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000225977 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225977 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000225977 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225977 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225977 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225977 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225977 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225977 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225977 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225977 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225977 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225976 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225976 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225976 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225976 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225976 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225976 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225976 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225976 [Member] | UCB S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225976 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225976 [Member] | Monday com Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000225976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000225976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225976 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000225976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000225976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225976 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000225976 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225976 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225976 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225976 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225976 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225976 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225976 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225976 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225976 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218621 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000218621 [Member] | Meitu Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218621 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218621 [Member] | China Merchants Bank Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218621 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218621 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218621 [Member] | Prosus N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218621 [Member] | Full Truck Alliance Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218621 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218621 [Member] | Kweichow Moutai Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000218621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000218621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000218621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000218621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218621 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000218621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218621 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218621 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218621 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218621 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000218622 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000218622 [Member] | Meitu Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218622 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218622 [Member] | China Merchants Bank Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218622 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218622 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218622 [Member] | Prosus N V ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218622 [Member] | Full Truck Alliance Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218622 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218622 [Member] | Kweichow Moutai Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000218622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000218622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000218622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000218622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218622 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000218622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218622 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218622 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000215234 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215234 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215234 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215234 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215234 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215234 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215234 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215234 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215234 [Member] | ICU Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215234 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215234 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215234 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215234 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000215234 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000215234 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215234 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215234 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000215234 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000215234 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215234 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000215234 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000215234 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215236 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215236 [Member] | SharkNinja Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215236 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215236 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215236 [Member] | ServiceTitan Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215236 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215236 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215236 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215236 [Member] | WNS Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215236 [Member] | Varonis Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000215236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215236 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000215236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215236 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000215236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215236 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215235 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215235 [Member] | SharkNinja Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215235 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215235 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215235 [Member] | ServiceTitan Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215235 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215235 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215235 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215235 [Member] | WNS Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215235 [Member] | Varonis Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215235 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215235 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215235 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000215235 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215235 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215235 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000215235 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215235 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000215235 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215235 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104483 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000104483 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104483 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000104483 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104483 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104483 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104483 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104483 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104483 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104483 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000104483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000104483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000104483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104483 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000104483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000104483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104483 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000104483 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104483 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000104483 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000104483 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104483 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000104483 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000104483 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000104483 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104483 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101539 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000101539 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101539 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000101539 [Member] | Siemens Energy A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101539 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101539 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101539 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101539 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101539 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000101539 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000101539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000101539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101539 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000101539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000101539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101539 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000101539 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101539 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101539 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101539 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101539 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101539 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000101539 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000101539 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101539 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127811 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000127811 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127811 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127811 [Member] | HD Hyundai Marine Solution Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127811 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127811 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127811 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127811 [Member] | Meitu Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127811 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127811 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000127811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000127811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000127811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127811 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000127811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000127811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127811 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127811 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000127811 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127811 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127811 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127811 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000127811 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127811 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000127811 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000127811 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000127812 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000127812 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127812 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127812 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127812 [Member] | HD Hyundai Marine Solution Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127812 [Member] | Federal Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127812 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127812 [Member] | Meitu Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127812 [Member] | DiDi Global Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127812 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000127812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000127812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000127812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127812 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000127812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000127812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127812 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127812 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000127812 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127812 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127812 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127812 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000127812 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127812 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000127812 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000127812 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000160892 [Member] | Piraeus Financial Holdings SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160892 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160892 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160892 [Member] | Scout24 S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000160892 [Member] | Baltic Classifieds Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160892 [Member] | Timee Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160892 [Member] | Lottomatica Group Spa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160892 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160892 [Member] | Exail Technologies S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160892 [Member] | Definity Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000160892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000160892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000160892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000160892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000160892 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000160892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000160892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000160892 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000160892 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000160892 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000160892 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000160892 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000160892 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000160892 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000160892 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160892 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000160892 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215233 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215233 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215233 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215233 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215233 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215233 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215233 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215233 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215233 [Member] | ICU Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215233 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000215233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000215233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215233 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000215233 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000215233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215233 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000215233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000215233 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%